Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and Equipment Type	Years of Depreciation
Tool and Molds	2-3 years
Vehicle	5 years
Office equipment	3 years

Schedule of Anti-Dilutive Securities of Earning Per Share

For the nine months ended September 30, 2022 and 2021, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	September 30, 2022	September 30, 2021
Warrants	6,069,361	3,800,654
Options	4,610,000	4,365,000
Senior convertible notes	1,631,115	171,778
Restricted stock units	200,000	-
Series A Preferred	1	1
Total	12,510,477	8,337,433

For the years ended December 31, 2021 and 2020, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2021	December 31, 2020
Warrants	6,578,360	1,278,375
Options	4,415,000	-
Senior convertible notes	769,240	-
Series A Preferred	1	1
Total	11,762,601	1,278,376

Schedule of Future Operating Lease Income and Future Lease Payments

As of September 30, 2022, future operating lease income and future lease payments to be received from equipment rentals are as follows:

Years Ending December 31,	Future Operating Lease Income	Future Lease Payments
2022 (remaining)	$19,000	$119,000
2023	68,000	-
2024	36,000	-
Total	$123,000	$119,000